INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INCOME TAXES
INCOME TAXES

NOTE 10.  INCOME TAXES

The Company recognized $23.5 million of income tax expense (or 32.6% of pretax income) during the three months ended September 30, 2011 compared to $15.8 million (or 37.2% of pretax income) for the same period in 2010.  For the three months ended September 30, 2011, income tax expense includes $2.6 million, or 3.0%, of pretax income related to non-recurring tax credits and incentives.

The Company recognized $53.9 million of income tax expense (or 36.3% of pretax income) during the nine months ended September 30, 2011 compared to $45.4 million (or 36.9% of pretax income) for the same period in 2010.  For the nine months ended September 30, 2011, income tax expense includes $2.3 million, or 1.5% of pretax income, related to non deductible costs incurred related to the IPO.  Also, the nine months ended September 30, 2011 was offset by $2.6 million, or 1.8%, related to non-recurring tax credits and incentives.

The Company files a consolidated U.S. federal tax return and various consolidated and separate tax returns as prescribed by the tax laws of the state, local, and international jurisdictions in which it and its subsidiaries operate.  The Company has been audited by the Internal Revenue Service (the “IRS”) through its March 15, 2007 tax year.  The Company has various state, local and international jurisdiction tax years open to examination (the earliest open period is 2003), and is also currently under audit in certain state and local jurisdictions.  As of September 30, 2011, the Company believes that it has appropriately reserved for any potential federal, state, local and international income tax exposures.

The Company recorded additional unrecognized tax benefits of approximately $1.6 million and $0.9 million during the nine months ended September 30, 2011 and 2010, respectively.  The additional unrecognized tax benefits recorded during the nine months ended September 30, 2011 are principally related to the continuation of previously taken tax positions.  As of September 30, 2011 and December 31, 2010, the Company had $10.3 million and $8.7 million, respectively, of unrecognized tax benefits.  As of September 30, 2011, the Company is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $10.3 million.  The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company had accrued approximately $3.5 million and $2.7 million, respectively, for September 30, 2011 and December 31, 2010 in potential interest and penalties associated with uncertain tax positions.  To the extent interest and penalties are not assessed with respect to the ultimate settlement of uncertain tax positions, amounts previously accrued will be reduced and reflected as a reduction of the overall income tax provision.

NOTE 5. INCOME TAXES

          Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

          Significant components of the Company's deferred tax assets and liabilities at each respective period consisted of the following:

	December 31, 2010			December 31, 2009
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred Tax:
Current assets (liabilities):
Operating reserves	$3,018	$—	$3,018	$2,906	$—	$2,906
Deferred revenue	2,257	—	2,257	1,727	—	1,727
Prepaid expenses	—	(7,032)	(7,032)	—	(10,170)	(10,170)
Accrued worker compensation	2,270	—	2,270	2,167	—	2,167
Foreign tax credits	208	—	208	1,035	—	1,035
Interest rate swap	1,600	—	1,600	—	—	—
Other	2,970	(1,284)	1,686	3,401	(1,688)	1,713

Total current	$12,323	$(8,316)	$4,007	$11,236	$(11,858)	$(622)
Non-Current assets (liabilities):
Intangibles	$—	$(312,119)	$(312,119)	$—	$(308,724)	$(308,724)
Fixed assets	8,285	—	8,285	5,255	—	5,255
Stock compensation	3,871	—	3,871	2,705	—	2,705
Net operating loss carryforwards	7,432	—	7,432	8,100	—	8,100
Interest rate swap	1,119	—	1,119	5,343	—	5,343
Other	9,882	(2,067)	7,815	5,957	—	5,957
Valuation allowance	$(4,418)	—	(4,418)	(7,530)	—	(7,530)

Total non-current	$26,171	$(314,186)	$(288,015)	$19,830	$(308,724)	$(288,894)

Total net deferred taxes	$38,494	$(322,502)	$(284,008)	$31,066	$(320,582)	$(289,516)

          As of December 31, 2010 and 2009, the Company had deferred tax assets relating to state NOLs in the amount of $7.4 million and $8.1 million, respectively. With the exception of $3.0 million and $0.6 million of deferred tax assets as of December 31, 2010 and 2009, respectively, a valuation allowance was provided for all the state NOLs as the Company currently believes that these NOLs, with lives ranging from five to twenty years, may not be realizable prior to their expiration. During 2010, the Company recorded a valuation allowance adjustment of $3.1 million, which reduced income tax expense. This valuation allowance adjustment reflects a change in circumstances that caused a change in judgment about the realizability of certain deferred tax assets related to state net operating losses. The effect of this tax benefit is included in the income tax reconciliation table under the caption "state income taxes, net of federal tax benefit".

          The Company does not have any undistributed earnings of international subsidiaries, at December 31, 2010 and 2009, as these subsidiaries are either considered to be a branch for U.S. tax purposes, or incur cumulative net operating losses.

          Income before income taxes consisted of the following components:

	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
	(in thousands)
Domestic	$146,314	$104,003	$79,669
Foreign	716	7,083	6,941

Total income before income taxes	$147,030	$111,086	$86,610

          Income tax expense/(benefit) for all periods consisted of the following components:

	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
	(in thousands)
Current:
Federal	$47,483	$10,320	$3,022
State	10,422	6,700	3,402
Foreign	690	3,111	1,157

	58,595	20,131	7,581
Deferred:
Federal	(3,747)	20,548	22,753
State	(4,385)	883	1,618
Foreign	—	—	—

	(8,132)	21,431	24,371

Income tax expense (benefit)	$50,463	$41,562	$31,952

          The following table summarizes the differences between the Company's effective tax rate for financial reporting purposes and the federal statutory tax rate.

	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
Percent of pretax earnings:
Statutory federal tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
State income tax, net of federal tax benefit	0.9%	2.6%	2.6%
Other permanent differences	0.8%	0.9%	1.2%
International operations, net of foreign tax credits	0.1%	(0.6)%	0.0%
Federal tax credits and income deductions	(4.1)%	(1.4)%	(2.5)%
Tax impact of uncertain tax positions and other	1.6%	0.9%	0.6%

Effective income tax rate	34.3%	37.4%	36.9%

          Due to the Company being able to fully utilize its remaining federal net operating losses in 2009, the Company was able to realize additional federal income tax benefits during 2010 related to certain federal tax credits and incentives.

          In addition, at December 31, 2010 and 2009, the Company had a liability of $8.7 million and $6.8 million, respectively, for unrecognized tax benefits. The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. Accrued interest and penalties were $2.9 million and $2.2 million as of December 31, 2010 and 2009, respectively.

          As of December 31, 2010, the Company was not aware of any positions for which it was reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

          The Company files a consolidated federal tax return and various consolidated and separate tax returns as prescribed by the tax laws of the state and local jurisdictions in which it and its subsidiaries operate. The Company has been audited by the Internal Revenue Service, ("IRS"), through its March 15, 2007 tax year. The IRS commenced an examination of the Company's 2005, 2006 and short period 2007 federal income tax returns in February 2008. The IRS issued an examination report in the second quarter of 2009, the Company received notification from the IRS that the Joint Committee of Taxation had completed its review and had taken no exceptions to the conclusions reached by the IRS. As such the Company recorded a discrete tax benefit of $0.9 million for the reduction of its liability of unrecognized tax benefits. The Company has various state and local jurisdiction tax years open to examination (earliest open period 2004), and the Company also has certain state and local jurisdictions currently under audit. As of December 31, 2010, the Company believes that it is appropriately reserved for any potential federal and state income tax exposures.

          A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(in thousands)
Balance of unrecognized tax benefits at beginning of period	$6,776	$5,542	$6,871
Additions for tax positions taken during current period	1,027	1,881	1,620
Additions for tax positions taken during prior periods	1,880	2,108	—
Reductions for tax positions taken during prior periods	(39)	(2,264)	(2,059)
Settlements	(924)	(491)	(890)

Balance of unrecognized tax benefits at end of period	$8,720	$6,776	$5,542

          At December 31, 2010, the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $8.7 million. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, the Company believes that its unrecognized tax benefits reflect the most likely outcome. The Company adjusts these unrecognized tax benefits, as well as the related interest, in light of changing facts and circumstances. Settlement of any particular position could require the use of cash. Favorable resolution would be recognized as a reduction to the Company's effective income tax rate in the period of resolution.